Schedule of Investments (unaudited) January 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Lamar Media Corp.
5.00%, 05/01/23 (Call 03/02/20)	$4,019	$4,088,579
5.38%, 01/15/24 (Call 02/20/20)(a)	250	254,750
MDC Partners Inc., 6.50%, 05/01/24 (Call 03/02/20)(a)(b)	9,513	8,585,482
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/24 (Call 03/02/20)	3,346	3,416,074

		16,344,885

Aerospace & Defense — 2.6%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)(a)	13,204	14,250,866
5.40%, 04/15/21 (Call 01/15/21)	9,380	9,627,397
5.87%, 02/23/22(a)	5,378	5,716,783
6.15%, 08/15/20	7,886	8,032,537
Bombardier Inc.
5.75%, 03/15/22(a)(b)	5,866	5,852,251
6.00%, 10/15/22 (Call 03/02/20)(a)(b)	12,420	12,190,111
6.13%, 01/15/23(a)(b)	12,908	12,776,984
7.50%, 12/01/24 (Call 12/01/20)(b)	9,525	9,274,969
8.75%, 12/01/21(a)(b)	10,595	11,353,205
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(b)	10,778	11,890,289
TransDigm Inc., 6.50%, 07/15/24 (Call 03/02/20)(a)	13,009	13,433,192
Triumph Group Inc., 6.25%, 09/15/24 (Call 09/15/20)(b)	6,525	6,736,006

		121,134,590

Airlines — 0.8%
Air Canada, 7.75%, 04/15/21(b)	4,269	4,527,046
American Airlines Group Inc.
4.63%, 03/01/20(a)(b)	4,545	4,544,636
5.00%, 06/01/22(a)(b)	8,938	9,284,795
United Airlines Holdings Inc.
4.25%, 10/01/22(a)	5,114	5,294,524
4.88%, 01/15/25	3,300	3,481,500
Virgin Australia Holdings Ltd.
7.88%, 10/15/21(a)(b)	3,677	3,809,908
8.13%, 11/15/24 (Call 05/15/24)(a)(b)	4,775	4,693,228

		35,635,637

Apparel — 0.2%
Hanesbrands Inc., 4.63%, 05/15/24 (Call 02/15/24)(b)	8,364	8,778,892

Auto Manufacturers — 1.3%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 02/11/20)(b)	11,089	11,333,707
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 03/02/20)(a)(b)	3,605	3,541,913
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 03/02/20)(b)	7,948	8,236,115
Fiat Chrysler Automobiles NV
4.50%, 04/15/20(a)	12,268	12,306,337
5.25%, 04/15/23(a)	15,865	16,975,550
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 03/02/20)(a)(b)	4,485	4,478,390
5.63%, 02/01/23 (Call 03/02/20)(a)(b)	4,433	4,462,469

		61,334,481

Auto Parts & Equipment — 0.5%
American Axle & Manufacturing Inc., 6.63%, 10/15/22 (Call 03/02/20)	3,414	3,464,143
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23 (Call 03/02/20)(a)	10,414	10,583,227
Meritor Inc., 6.25%, 02/15/24 (Call 03/02/20)(a)	3,825	3,920,625

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Titan International Inc., 6.50%, 11/30/23 (Call 03/02/20)	$4,402	$3,855,877

		21,823,872

Banks — 1.2%
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)	3,999	4,066,392
4.75%, 02/16/24 (Call 11/16/23)(a)	5,935	6,345,883
5.00%, 08/15/22	8,118	8,625,753
5.00%, 08/01/23(a)	8,392	9,050,593
Freedom Mortgage Corp., 8.13%, 11/15/24 (Call 11/15/20)(b)	5,005	4,966,063
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)	20,677	21,952,523

		55,007,207

Beverages — 0.1%
Ajecorp BV, 6.50%, 05/14/22 (Call 03/02/20)(a)(b)	4,125	4,132,219

Building Materials — 1.3%
BMC East LLC, 5.50%, 10/01/24 (Call 02/18/20)(b)	4,522	4,691,146
Boise Cascade Co., 5.63%, 09/01/24 (Call 03/02/20)(b)	4,643	4,822,709
Builders FirstSource Inc., 5.63%, 09/01/24 (Call 02/18/20)(b)	6,086	6,327,614
Griffon Corp., 5.25%, 03/01/22 (Call 03/02/20)	8,291	8,295,835
James Hardie International Finance DAC, 4.75%, 01/15/25 (Call 01/15/21)(b)	400	413,060
Omnimax International Inc., 12.00%, 08/15/20
(Call 02/18/20)(a)(b)	4,786	4,702,245
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 03/02/20)(b)	12,222	12,519,035
5.50%, 02/15/23 (Call 03/02/20)(b)	4,015	4,076,216
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 02/18/20)(a)	7,900	7,991,618
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 03/02/20)(a)	7,326	7,601,242

		61,440,720

Chemicals — 2.6%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	904	950,864
Axalta Coating Systems LLC, 4.88%, 08/15/24 (Call 02/11/20)(b)	5,580	5,755,613
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 10/15/20)	6,351	6,795,570
CF Industries Inc., 3.45%, 06/01/23	5,589	5,756,234
Chemours Co. (The), 6.63%, 05/15/23 (Call 03/02/20)	10,304	10,109,254
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/20)(a)(b)	5,060	4,846,215
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 02/18/20)(b)	7,638	7,960,639
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 03/02/20)(a)(b)	4,228	4,333,700
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA, 8.38%, 12/01/22 (Call 03/02/20)(b)	2,737	2,857,599
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	11,354	11,619,400
5.25%, 08/01/23 (Call 03/02/20)(a)(b)	6,048	6,120,292
OCI NV
5.25%, 11/01/24 (Call 11/01/21)(b)	6,995	7,208,383
6.63%, 04/15/23 (Call 04/15/20)(a)(b)	6,021	6,238,757
PolyOne Corp., 5.25%, 03/15/23(a)	7,180	7,737,332
PQ Corp., 6.75%, 11/15/22 (Call 03/02/20)(b)	5,337	5,474,539
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 03/02/20)(a)(b)	5,705	4,339,366
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(b)	9,828	10,203,768

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Valvoline Inc., 5.50%, 07/15/24 (Call 03/02/20)	$4,766	$4,950,434
WR Grace & Co.-Conn, 5.13%, 10/01/21(a)(b)	5,649	5,871,429

		119,129,388

Coal — 0.1%
Peabody Energy Corp., 6.00%, 03/31/22 (Call 03/02/20)(b)	2,706	2,498,066

Commercial Services — 4.0%
ADT Security Corp. (The)
3.50%, 07/15/22(a)	10,652	10,814,949
4.13%, 06/15/23	7,981	8,141,950
6.25%, 10/15/21	10,581	11,197,343
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 03/02/20)(a)(b)	5,849	4,658,728
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 02/15/20)(b)	5,843	5,815,118
APX Group Inc.
7.63%, 09/01/23 (Call 03/02/20)(a)	4,451	4,350,852
7.88%, 12/01/22 (Call 03/02/20)	9,629	9,832,011
8.75%, 12/01/20 (Call 03/02/20)(a)	3,616	3,628,430
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 03/02/20)	1,311	1,327,388
6.38%, 04/01/24 (Call 03/02/20)(b)	2,766	2,870,287
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)(b)	5,269	5,466,587
Global A&T Electronics Ltd., 8.50%, 01/12/23 (Call 03/02/20)	6,147	6,020,218
Hertz Corp. (The)
5.50%, 10/15/24 (Call 02/11/20)(a)(b)	9,406	9,563,939
6.25%, 10/15/22 (Call 03/02/20)	3,930	3,977,536
7.63%, 06/01/22 (Call 03/02/20)(a)(b)	3,717	3,846,844
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 03/02/20)(b)	12,477	12,830,965
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 02/18/20)(a)(b)	4,570	4,372,511
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 03/02/20)(a)(b)	16,418	15,937,562
Nielsen Co Luxembourg SARL (The), 5.50%, 10/01/21 (Call 03/02/20)(b)	4,418	4,424,627
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 03/02/20)(a)	5,774	5,781,254
5.00%, 04/15/22 (Call 03/02/20)(a)(b)	24,656	24,709,393
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(b)	8,355	8,731,506
9.25%, 05/15/23 (Call 02/15/20)(a)(b)	9,193	9,628,289
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 02/11/20)(b)	4,375	4,522,656
WEX Inc., 4.75%, 02/01/23 (Call 03/02/20)(a)(b)	3,520	3,548,050

		185,998,993

Computers — 1.4%
Dell Inc., 4.63%, 04/01/21	2,568	2,626,009
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 02/18/20)(b)	10,421	10,535,266
7.13%, 06/15/24 (Call 02/18/20)(a)(b)	9,879	10,388,757
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 03/02/20)	4,544	4,392,126
EMC Corp.
2.65%, 06/01/20(a)	4,199	4,191,601
3.38%, 06/01/23 (Call 03/01/23)	11,097	11,244,840
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 03/02/20)(b)	6,081	5,274,830
9.25%, 03/01/21 (Call 03/02/20)(a)(b)	5,006	5,015,361

Security	Par (000)	Value

Computers (continued)
Leidos Holdings Inc., 4.45%, 12/01/20 (Call 09/01/20)	$2,515	$2,540,150
NCR Corp.
5.00%, 07/15/22 (Call 03/02/20)(a)	4,551	4,589,456
6.38%, 12/15/23 (Call 03/02/20)	5,371	5,502,851

		66,301,247

Cosmetics & Personal Care — 0.7%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 03/02/20)(b)	5,055	5,220,394
Avon International Operations Inc., 7.88%, 08/15/22 (Call 03/02/20)(a)(b)	4,824	5,009,422
Avon Products Inc., 7.00%, 03/15/23	5,837	6,396,987
Edgewell Personal Care Co.
4.70%, 05/19/21	6,373	6,525,288
4.70%, 05/24/22(a)	5,958	6,146,981
Revlon Consumer Products Corp., 5.75%, 02/15/21 (Call 03/02/20)(a)	5,573	4,904,240

		34,203,312

Distribution & Wholesale — 0.4%
Anixter Inc.
5.13%, 10/01/21(a)	3,201	3,341,395
5.50%, 03/01/23	4,505	4,802,451
Performance Food Group Inc., 5.50%, 06/01/24 (Call 02/11/20)(a)(b)	3,709	3,783,180
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(a)(b)	7,593	7,806,553

		19,733,579

Diversified Financial Services — 4.4%
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	3,500	3,691,030
4.13%, 03/30/20	3,000	3,010,260
4.13%, 02/13/22	1,500	1,554,375
4.25%, 04/15/21(a)	3,000	3,071,340
4.63%, 05/19/22	1,000	1,051,250
5.13%, 09/30/24	4,663	5,190,852
7.50%, 09/15/20	2,904	2,996,830
8.00%, 03/15/20(a)	6,564	6,605,025
Avation Capital SA, 6.50%, 05/15/21 (Call 05/15/20)(a)(b)	4,577	4,741,772
Credit Acceptance Corp., 5.13%, 12/31/24 (Call 12/31/21)(b)	5,050	5,277,250
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(a)(b)	5,515	5,966,871
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(b)	6,675	6,874,468
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.25%, 08/15/24 (Call 08/15/20)(a)(b)	3,390	3,492,495
Nationstar Mortgage Holdings Inc., 8.13%, 07/15/23 (Call 07/15/20)(a)(b)	11,037	11,710,809
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 02/15/20)(a)	2,982	2,981,350
Navient Corp.
5.00%, 10/26/20	5,546	5,632,412
5.50%, 01/25/23	9,825	10,303,682
5.88%, 03/25/21	7,672	7,926,491
5.88%, 10/25/24(a)	6,175	6,529,445
6.13%, 03/25/24(a)	9,095	9,716,246
6.50%, 06/15/22	8,530	9,084,450
6.63%, 07/26/21(a)	7,357	7,706,457
7.25%, 01/25/22	7,770	8,343,037
7.25%, 09/25/23	4,642	5,149,245
8.00%, 03/25/20	3,663	3,687,725

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Springleaf Finance Corp.
5.63%, 03/15/23	$9,882	$10,586,092
6.13%, 05/15/22	10,662	11,388,386
6.13%, 03/15/24 (Call 09/15/23)(a)	14,120	15,412,373
7.75%, 10/01/21	5,755	6,193,934
8.25%, 12/15/20	8,060	8,432,775
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/20)(a)(b)	4,981	4,651,009
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 03/02/20)(b)	3,809	3,913,271

		202,873,007

Electric — 1.2%
AES Corp./VA
4.00%, 03/15/21(a)	6,436	6,528,066
4.50%, 03/15/23 (Call 03/15/20)	5,898	6,016,341
4.88%, 05/15/23 (Call 03/02/20)	5,217	5,282,212
Calpine Corp.
5.50%, 02/01/24 (Call 03/02/20)(a)	5,437	5,507,681
5.75%, 01/15/25 (Call 03/02/20)	5,000	5,136,250
InterGen NV, 7.00%, 06/30/23 (Call 03/02/20)(a)(b)	3,254	3,214,681
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(b)	6,835	7,115,113
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	5,872	6,112,458
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)(a)	5,125	5,329,622
Vistra Energy Corp., 5.88%, 06/01/23 (Call 03/02/20)	6,085	6,199,094

		56,441,518

Electrical Components & Equipment — 0.2%
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 03/02/20)(a)	3,304	3,329,179
5.38%, 06/15/24 (Call 03/02/20)(a)	5,046	5,222,467

		8,551,646

Electronics — 0.4%
Ingram Micro Inc., 5.45%, 12/15/24 (Call 09/15/24)(a)	5,691	5,996,180
Sensata Technologies BV
4.88%, 10/15/23(b)	4,835	5,158,341
5.63%, 11/01/24(b)	4,775	5,239,070

		16,393,591

Energy – Alternate Sources — 0.2%
Pattern Energy Group Inc., 5.88%, 02/01/24 (Call 03/02/20)(a)(b)	4,311	4,435,615
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(b)	6,175	6,337,217

		10,772,832

Engineering & Construction — 0.3%
AECOM, 5.88%, 10/15/24 (Call 07/15/24)(a)	8,574	9,488,160
MasTec Inc., 4.88%, 03/15/23 (Call 03/02/20)(a)	3,488	3,526,150

		13,014,310

Entertainment — 1.8%
Cinemark USA Inc.
4.88%, 06/01/23 (Call 03/02/20)(a)	7,312	7,414,838
5.13%, 12/15/22 (Call 03/02/20)	2,625	2,651,250
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/20)(b)	6,184	6,520,317
Eldorado Resorts Inc., 7.00%, 08/01/23 (Call 03/02/20)	2,505	2,599,722
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(a)(b)	5,437	6,238,957
International Game Technology PLC, 6.25%, 02/15/22 (Call 08/15/21)(b)	16,607	17,416,757

Security	Par (000)	Value

Entertainment (continued)
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 03/02/20)(a)(b)	$3,560	$3,786,372
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 03/02/20)(a)(b)	5,750	5,621,424
6.38%, 02/01/24 (Call 02/01/21)(b)	5,715	5,719,329
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 02/06/20)(a)(b)	6,824	7,046,804
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 02/18/20)(b)	5,708	5,770,431
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 03/02/20)(a)(b)	11,484	11,728,035

		82,514,236

Environmental Control — 0.6%
Covanta Holding Corp., 5.88%, 03/01/24 (Call 03/02/20)	3,220	3,284,400
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/02/20)(b)	5,018	5,120,124
5.63%, 05/01/22 (Call 03/02/20)(a)(b)	4,730	4,800,765
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)(b)	7,550	7,864,826
Tervita Corp., 7.63%, 12/01/21 (Call 03/02/20)(a)(b)	5,200	5,293,438

		26,363,553

Food — 1.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 12/15/22)(b)	3,500	3,561,880
6.63%, 06/15/24 (Call 03/02/20)(a)	12,941	13,490,604
C&S Group Enterprises LLC, 5.38%, 07/15/22 (Call 03/02/20)(a)(b)	5,135	5,164,954
Ingles Markets Inc., 5.75%, 06/15/23 (Call 03/02/20)(a)	5,028	5,120,937
JBS Investments GmbH, 6.25%, 02/05/23 (Call 03/02/20)(b)	4,300	4,353,862
JBS USA LUX SA/JBS USA Finance Inc., 5.88%, 07/15/24 (Call 03/02/20)(b)	10,116	10,388,131
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(b)	8,118	8,521,566
Simmons Foods Inc., 5.75%, 11/01/24 (Call 11/01/20)(a)(b)	6,494	6,586,276
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/02/20)	3,136	3,133,648
6.00%, 02/15/24 (Call 03/02/20)(a)(b)	5,447	5,620,481
U.S. Foods Inc., 5.88%, 06/15/24 (Call 03/02/20)(b)	3,807	3,902,670

		69,845,009

Forest Products & Paper — 0.1%
Mercer International Inc., 7.38%, 01/15/25 (Call 01/15/21)	3,962	4,194,767
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 03/02/20)(a)	2,569	2,572,372

		6,767,139

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)	7,947	8,491,149
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/20)(b)	4,719	4,606,263

		13,097,412

Hand & Machine Tools — 0.2%
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(b)	6,755	7,111,799

Health Care – Products — 0.6%
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/20)(b)	16,146	17,160,027
Immucor Inc., 11.13%, 02/15/22 (Call 03/02/20)(a)(b)	3,029	3,006,756
Kinetic Concepts Inc./KCI USA Inc., 12.50%, 11/01/21 (Call 03/02/20)(b)	2,000	2,045,120

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 03/02/20)(a)(b)	$5,110	$5,102,015

		27,313,918

Health Care – Services — 6.2%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 03/02/20)(a)	6,035	6,117,981
6.50%, 03/01/24 (Call 03/02/20)(a)	3,235	3,341,148
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 03/02/20)(a)(b)	4,464	4,188,875
Centene Corp.
4.75%, 05/15/22 (Call 03/02/20)	9,666	9,849,849
4.75%, 01/15/25 (Call 03/02/20)	5,000	5,175,000
4.75%, 01/15/25 (Call 03/02/20)(b)	8,575	8,875,125
6.13%, 02/15/24 (Call 03/02/20)	7,692	7,951,605
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 02/22/20)	7,232	7,234,531
6.25%, 03/31/23 (Call 03/31/20)	23,247	23,687,724
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	9,333	5,669,798
8.00%, 12/15/27 (Call 12/15/22)(b)	3,500	3,626,875
8.13%, 06/30/24 (Call 06/30/21)(b)	10,275	9,235,448
8.63%, 01/15/24 (Call 01/15/21)(b)	7,467	7,932,520
9.88%, 06/30/23 (Call 06/30/20)(a)(b)(c)	12,499	11,787,321
DaVita Inc., 5.13%, 07/15/24 (Call 02/18/20)	18,832	19,255,157
HCA Healthcare Inc., 6.25%, 02/15/21	7,388	7,665,029
HCA Inc.
5.88%, 05/01/23(a)	13,573	14,946,248
7.50%, 02/15/22(a)	16,098	17,707,800
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	4,880	5,102,878
MEDNAX Inc., 5.25%, 12/01/23 (Call 03/02/20)(a)(b)	8,797	8,992,834
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)(a)	7,918	8,383,974
Quorum Health Corp., 11.63%, 04/15/23 (Call 03/02/20)(a)	2,653	2,235,538
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 03/02/20)(b)	8,486	8,903,153
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	18,163	18,639,779
4.63%, 09/01/24 (Call 09/01/21)(a)(b)	6,012	6,212,782
6.75%, 06/15/23(a)	20,167	21,839,635
8.13%, 04/01/22	27,796	30,362,961

		284,921,568

Holding Companies – Diversified — 1.2%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)(b)	5,708	5,907,780
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)(a)(b)	10,834	11,070,831
5.88%, 02/01/22 (Call 02/01/20)	9,166	9,166,000
6.25%, 02/01/22 (Call 03/02/20)	9,341	9,504,468
6.75%, 02/01/24 (Call 03/02/20)	4,036	4,192,682
Stena AB, 7.00%, 02/01/24(a)(b)	4,952	5,100,065
Stena International SA
5.75%, 03/01/24(a)(b)	3,145	3,217,056
6.13%, 02/01/25 (Call 02/01/22)(b)	1,775	1,821,594
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(a)(b)	5,830	5,523,925

		55,504,401

Home Builders — 2.1%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 03/02/20)(b)	4,229	4,281,862
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)(b)	4,469	4,871,385

Security	Par (000)	Value

Home Builders (continued)
KB Home
7.00%, 12/15/21 (Call 09/15/21)(a)	$4,332	$4,636,225
7.50%, 09/15/22(a)	4,896	5,494,612
7.63%, 05/15/23 (Call 11/15/22)(a)	4,535	5,113,326
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	5,805	5,957,381
4.50%, 04/30/24 (Call 01/31/24)(a)	6,729	7,188,289
4.75%, 04/01/21 (Call 02/01/21)	3,650	3,729,490
4.75%, 11/15/22 (Call 08/15/22)	4,553	4,797,724
4.88%, 12/15/23 (Call 09/15/23)	3,953	4,244,819
5.88%, 11/15/24 (Call 05/15/24)	5,665	6,376,539
8.38%, 01/15/21	2,909	3,065,359
PulteGroup Inc., 4.25%, 03/01/21 (Call 02/01/21)	2,600	2,645,500
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 04/01/23 (Call 03/02/20)(a)(b)	5,844	5,951,018
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)(b)	4,359	4,717,392
5.88%, 04/15/23 (Call 01/15/23)(b)	4,331	4,667,982
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	5,001	5,249,487
5.88%, 02/15/22 (Call 11/15/21)	3,455	3,659,151
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	5,458	5,948,960
William Lyon Homes Inc., 7.00%, 08/15/22 (Call 03/02/20)	332	332,830
Williams Scotsman International Inc., 6.88%, 08/15/23 (Call 08/15/20)(a)(b)	5,858	6,153,188

		99,082,519

Home Furnishings — 0.1%
Tempur Sealy International Inc., 5.63%, 10/15/23 (Call 03/02/20)(a)	3,355	3,450,108

Household Products & Wares — 0.4%
Central Garden & Pet Co., 6.13%, 11/15/23 (Call 03/02/20)	3,008	3,108,982
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 03/02/20)(b)	9,426	9,046,603
Prestige Brands Inc., 6.38%, 03/01/24 (Call 03/02/20)(b)	5,013	5,182,189

		17,337,774

Housewares — 0.3%
Newell Brands Inc., 3.85%, 04/01/23 (Call 02/01/23)(a)	5,000	5,204,882
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)(a)	7,049	6,951,261

		12,156,143

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 8.13%, 02/15/24 (Call 02/15/21)(b)	10,686	11,433,218
Ardonagh Midco 3 PLC, 8.63%, 07/15/23 (Call 07/15/20)(a)(b)	4,672	4,801,526
Genworth Holdings Inc.
4.80%, 02/15/24(a)	5,190	5,157,725
4.90%, 08/15/23(a)	3,038	3,047,114
7.20%, 02/15/21	4,416	4,578,398
7.63%, 09/24/21	8,010	8,454,609
MGIC Investment Corp., 5.75%, 08/15/23(a)	3,390	3,737,122
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)(a)	5,450	5,789,679

		46,999,391

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet — 1.3%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(b)	$5,737	$5,981,420
EIG Investors Corp., 10.88%, 02/01/24 (Call 03/02/20)	3,040	3,135,950
Netflix Inc.
5.38%, 02/01/21	3,648	3,753,640
5.50%, 02/15/22(a)	5,728	6,065,093
5.75%, 03/01/24(a)	5,050	5,600,598
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)(a)	4,981	5,106,521
4.20%, 09/15/20	6,563	6,623,052
Uber Technologies Inc., 7.50%, 11/01/23 (Call 11/01/20)(b)	6,392	6,720,019
VeriSign Inc., 4.63%, 05/01/23 (Call 03/02/20)	5,975	6,048,791
Zayo Group LLC/Zayo Capital Inc., 6.00%, 04/01/23 (Call 03/02/20)	11,131	11,367,328

		60,402,412

Iron & Steel — 0.5%
AK Steel Corp.
7.50%, 07/15/23 (Call 03/02/20)(a)	4,888	5,076,343
7.63%, 10/01/21 (Call 03/02/20)(a)	2,903	2,914,803
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	6,066	6,647,009
Cleveland-Cliffs Inc., 4.88%, 01/15/24 (Call 01/15/21)(b)	5,218	5,250,613
Steel Dynamics Inc., 5.25%, 04/15/23 (Call 03/02/20)	2,000	2,032,546

		21,921,314

Leisure Time — 0.7%
Carlson Travel Inc., 6.75%, 12/15/23 (Call 03/02/20)(b)	3,402	3,504,060
LTF Merger Sub Inc., 8.50%, 06/15/23 (Call 03/02/20)(b)	6,925	7,051,598
NCL Corp. Ltd., 3.63%, 12/15/24 (Call 12/15/21)(b)	7,215	7,166,319
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 03/02/20)(b)	6,315	6,464,981
5.38%, 04/15/23 (Call 03/02/20)(b)	5,196	5,299,920
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 03/02/20)(a)	4,371	4,211,185

		33,698,063

Lodging — 1.4%
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 03/02/20)(a)(b)	5,501	5,659,154
10.75%, 09/01/24 (Call 03/02/20)(b)	7,294	7,616,152
Hilton Domestic Operating Co. Inc., 4.25%, 09/01/24 (Call 02/25/20)(a)	11,304	11,467,371
MGM Resorts International
6.00%, 03/15/23	11,720	12,859,184
7.75%, 03/15/22	7,279	8,078,482
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	5,265	5,350,820
4.25%, 03/01/22 (Call 12/01/21)	7,524	7,702,904
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(a)(b)	5,152	5,318,367

		64,052,434

Machinery — 0.4%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 03/02/20)(a)(b)	4,676	4,656,795
Cloud Crane LLC, 10.13%, 08/01/24 (Call 03/02/20)(a)(b)	6,646	7,077,990
Vertiv Group Corp., 9.25%, 10/15/24 (Call 03/02/20)(b)	5,300	5,676,797
Welbilt Inc., 9.50%, 02/15/24 (Call 03/02/20)	526	554,719

		17,966,301

Manufacturing — 0.3%
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(b)	5,671	5,360,867
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/20)(a)(b)	5,224	5,481,152

Security	Par (000)	Value

Manufacturing (continued)
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(a)	$5,077	$5,276,990

		16,119,009

Media — 7.8%
Altice Financing SA, 6.63%, 02/15/23 (Call 02/18/20)(a)(b)	15,374	15,643,045
Altice Finco SA, 8.13%, 01/15/24 (Call 02/10/20)(b)	3,262	3,354,070
AMC Networks Inc.
4.75%, 12/15/22 (Call 03/02/20)	4,625	4,663,280
5.00%, 04/01/24 (Call 04/01/20)	11,422	11,615,603
Cablevision Systems Corp., 5.88%, 09/15/22(a)	7,684	8,233,109
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 02/18/20)(b)	6,122	6,221,704
5.13%, 02/15/23 (Call 03/02/20)	7,405	7,488,306
5.13%, 05/01/23 (Call 03/02/20)(b)	9,165	9,336,844
5.25%, 09/30/22 (Call 03/02/20)	7,062	7,141,447
5.75%, 09/01/23 (Call 03/02/20)	3,925	3,979,670
5.75%, 01/15/24 (Call 03/02/20)	1,000	1,021,250
5.88%, 04/01/24 (Call 03/02/20)(b)	13,541	14,014,935
Cengage Learning Inc., 9.50%, 06/15/24 (Call 03/02/20)(a)(b)	6,552	6,060,600
Clear Channel Worldwide Holdings Inc., 9.25%, 02/15/24 (Call 02/15/21)(a)(b)	20,610	22,381,533
CSC Holdings LLC
5.25%, 06/01/24(a)	8,606	9,307,927
5.38%, 07/15/23 (Call 02/11/20)(b)	11,132	11,396,385
6.75%, 11/15/21(a)	7,950	8,536,471
DISH DBS Corp.
5.00%, 03/15/23(a)	16,132	16,398,118
5.13%, 05/01/20	8,502	8,540,259
5.88%, 07/15/22	19,532	20,481,255
5.88%, 11/15/24(a)	20,525	20,769,709
6.75%, 06/01/21	17,183	17,977,714
Entercom Media Corp., 7.25%, 11/01/24 (Call 03/02/20)(b)	4,780	5,039,798
Gray Television Inc., 5.13%, 10/15/24 (Call 02/11/20)(a)(b)	6,588	6,816,698
Lee Enterprises Inc., 9.50%, 03/15/22 (Call 03/02/20)(b)	4,530	4,558,313
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 03/02/20)(a)(b)	4,392	3,853,980
Nexstar Broadcasting Inc., 5.63%, 08/01/24 (Call 02/11/20)(a)(b)	10,380	10,803,775
Quebecor Media Inc., 5.75%, 01/15/23(a)	8,149	8,812,018
Sinclair Television Group Inc., 5.63%, 08/01/24 (Call 02/18/20)(a)(b)	6,055	6,236,927
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)(b)	8,570	8,696,300
4.63%, 05/15/23 (Call 03/02/20)(a)(b)	4,289	4,324,519
4.63%, 07/15/24 (Call 07/15/21)(b)	16,240	16,859,150
TEGNA Inc.
4.88%, 09/15/21 (Call 03/02/20)(a)(b)	2,196	2,200,087
5.13%, 07/15/20 (Call 02/11/20)(a)	1,339	1,339,670
6.38%, 10/15/23 (Call 02/11/20)	4,450	4,543,228
Univision Communications Inc.
5.13%, 05/15/23 (Call 03/02/20)(a)(b)	13,488	13,502,162
6.75%, 09/15/22 (Call 03/02/20)(b)	2,759	2,800,385
Urban One Inc., 7.38%, 04/15/22 (Call 03/02/20)(a)(b)	4,625	4,613,438
Videotron Ltd.
5.00%, 07/15/22(a)	9,332	9,798,099
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	6,347	6,885,613

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Virgin Media Finance PLC, 6.00%, 10/15/24 (Call 02/11/20)(b)	$6,374	$6,565,857

		362,813,251

Metal Fabricate & Hardware — 0.2%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 03/02/20)(a)(b)	9,946	10,221,877
Zekelman Industries Inc., 9.88%, 06/15/23 (Call 03/02/20)(b)	906	954,698

		11,176,575

Mining — 2.3%
Aleris International Inc., 10.75%, 07/15/23 (Call 07/15/20)(b)	3,354	3,474,986
Barminco Finance Pty Ltd., 6.63%, 05/15/22 (Call 03/02/20)(a)(b)	4,715	4,826,132
Constellium SE, 5.75%, 05/15/24 (Call 03/02/20)(b)	3,550	3,638,010
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 03/02/20)(b)	2,575	1,927,130
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(b)	8,544	8,773,663
5.13%, 03/15/23 (Call 12/15/22)(b)	6,140	6,443,655
5.13%, 05/15/24 (Call 02/15/24)(b)	7,850	8,287,201
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	17,612	17,823,057
3.88%, 03/15/23 (Call 12/15/22)	19,381	19,775,985
4.55%, 11/14/24 (Call 08/14/24)(a)	9,174	9,704,104
Hecla Mining Co., 6.88%, 05/01/21 (Call 03/02/20)(a)	4,774	4,778,496
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 03/02/20)(a)(b)	7,992	8,411,493
New Gold Inc., 6.25%, 11/15/22 (Call 02/10/20)(b)	5,100	5,110,271
Northwest Acquisitions ULC/Dominion Finco Inc., 7.13%, 11/01/22 (Call 02/11/20)(b)	4,700	3,779,035

		106,753,218

Office & Business Equipment — 1.1%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24 (Call 06/01/24)	2,850	3,172,505
Pitney Bowes Inc.
4.13%, 10/01/21 (Call 09/01/21)	6,975	7,113,733
4.63%, 05/15/22 (Call 04/15/22)(a)	4,740	4,814,803
4.63%, 03/15/24 (Call 12/15/23)(a)	4,679	4,447,403
5.20%, 04/01/23 (Call 03/01/23)	5,471	5,472,723
Xerox Corp.
2.75%, 09/01/20(a)	2,900	2,899,583
3.50%, 08/20/20	1,880	1,886,882
4.13%, 03/15/23 (Call 02/15/23)	11,171	11,537,409
4.50%, 05/15/21	8,719	8,904,960

		50,250,001

Oil & Gas — 8.0%
Aker BP ASA
4.75%, 06/15/24 (Call 06/15/21)(b)	3,500	3,639,405
6.00%, 07/01/22 (Call 03/02/20)(b)	4,651	4,782,003
American Energy- Permian Basin LLC, 12.00%, 10/01/24 (Call 10/01/21)(b)	5,084	3,482,540
Antero Resources Corp.
5.13%, 12/01/22 (Call 03/02/20)(a)	10,725	9,250,312
5.38%, 11/01/21 (Call 03/02/20)(a)	10,825	10,337,875
5.63%, 06/01/23 (Call 03/02/20)(a)	7,783	5,603,760
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22 (Call 04/01/20)(b)	10,596	10,380,769
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 03/02/20)(b)	3,619	3,050,817

Security	Par (000)	Value

Oil & Gas (continued)
Baytex Energy Corp.
5.13%, 06/01/21 (Call 02/20/20)(a)(b)	$4,424	$4,428,818
5.63%, 06/01/24 (Call 03/02/20)(a)(b)	4,753	4,360,878
Bruin E&P Partners LLC, 8.88%, 08/01/23 (Call 08/01/20)(a)(b)	5,778	3,700,737
Callon Petroleum Co., 6.13%, 10/01/24 (Call 03/02/20)(a)	6,759	6,474,277
Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.63%, 01/15/22 (Call 03/02/20)(a)	2,815	2,814,874
Carrizo Oil & Gas Inc., 6.25%, 04/15/23 (Call 03/02/20)	7,493	7,482,811
Chesapeake Energy Corp., 11.50%, 01/01/25 (Call 01/01/22)(b)	9,500	7,665,391
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(b)	11,005	11,803,688
CITGO Petroleum Corp., 6.25%, 08/15/22 (Call 03/02/20)(b)	3,786	3,834,584
CNX Resources Corp., 5.88%, 04/15/22 (Call 03/02/20)(a)	10,156	9,927,490
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(b)	4,300	4,248,400
Denbury Resources Inc.
7.75%, 02/15/24 (Call 08/15/20)(a)(b)	4,846	3,885,886
9.00%, 05/15/21 (Call 03/02/20)(a)(b)	6,865	6,393,031
9.25%, 03/31/22 (Call 03/02/20)(b)	5,324	4,689,556
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(a)(b)	7,379	6,917,812
HighPoint Operating Corp., 7.00%, 10/15/22 (Call 03/02/20)(a)	4,240	4,017,403
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (Call 03/02/20)(b)	5,594	5,091,539
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(a)(b)	5,596	5,839,918
Laredo Petroleum Inc.
6.25%, 03/15/23 (Call 03/15/20)	2,791	2,840,424
9.50%, 01/15/25 (Call 01/15/22)	5,515	5,004,863
MEG Energy Corp.
6.38%, 01/30/23 (Call 02/18/20)(b)	6,793	6,876,176
6.50%, 01/15/25 (Call 03/02/20)(b)	1,831	1,917,973
7.00%, 03/31/24 (Call 03/02/20)(a)(b)	10,580	10,659,350
Montage Resources Corp., 8.88%, 07/15/23 (Call 03/02/20)	5,423	4,541,339
Murphy Oil Corp.
4.45%, 12/01/22 (Call 09/01/22)	3,885	3,982,125
6.88%, 08/15/24 (Call 03/02/20)	5,429	5,660,369
Nabors Industries Inc.
4.63%, 09/15/21(a)	4,951	4,951,000
5.50%, 01/15/23 (Call 11/15/22)(a)	5,083	5,121,123
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 03/02/20)	9,920	9,523,200
6.88%, 01/15/23 (Call 03/02/20)(a)	3,944	3,711,058
Pacific Drilling SA, 8.38%, 10/01/23 (Call 10/01/20)(b)	6,628	5,494,612
Parsley Energy LLC/Parsley Finance Corp., 6.25%, 06/01/24 (Call 03/02/20)(b)	5,053	5,245,646
PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23 (Call 02/14/20)(a)	4,306	4,461,447
PDC Energy Inc., 6.13%, 09/15/24 (Call 03/02/20)	4,763	4,762,628
Precision Drilling Corp., 7.75%, 12/15/23 (Call 02/18/20)(a)	2,895	2,851,575
Puma International Financing SA, 5.13%, 10/06/24 (Call 10/06/20)(b)	4,500	4,421,250
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)(a)	7,104	6,823,368
5.38%, 10/01/22 (Call 07/01/22)	5,579	5,592,948
6.88%, 03/01/21(a)	5,053	5,197,843
Range Resources Corp.
5.00%, 08/15/22 (Call 05/15/22)(a)	4,680	4,435,236

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.00%, 03/15/23 (Call 12/15/22)(a)	$8,308	$7,165,650
Rowan Companies Inc., 4.88%, 06/01/22 (Call 03/01/22)	6,361	4,722,954
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 03/02/20)(a)(b)	5,242	5,345,202
6.88%, 06/30/23 (Call 03/02/20)(b)	5,678	5,814,233
SM Energy Co.
5.00%, 01/15/24 (Call 03/02/20)	5,690	5,187,502
6.13%, 11/15/22 (Call 03/02/20)(a)	5,891	5,833,177
Southwestern Energy Co., 6.20%, 01/23/25 (Call 10/23/24)	3,000	2,497,500
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23 (Call 03/02/20)	8,617	8,832,425
Teine Energy Ltd., 6.88%, 09/30/22 (Call 03/02/20)(a)(b)	4,690	4,690,000
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(b)	4,580	4,683,467
Transocean Inc., 9.00%, 07/15/23 (Call 02/16/20)(b)	7,618	8,179,827
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(b)	6,331	6,407,939
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)(b)	6,856	6,491,261
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)(a)	8,845	8,178,566
6.25%, 04/01/23 (Call 01/01/23)	4,163	2,914,100
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	7,231	7,581,457
8.25%, 08/01/23 (Call 06/01/23)(a)	4,848	5,588,136

		368,293,523

Oil & Gas Services — 1.2%
Archrock Partners LP/Archrock Partners Finance Corp., 6.00%, 10/01/22 (Call 03/02/20)(a)	4,528	4,545,546
Forum Energy Technologies Inc., 6.25%, 10/01/21 (Call 03/02/20)(a)	4,720	4,217,843
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 03/02/20)(a)(b)	2,146	1,502,631
9.63%, 04/01/23 (Call 04/01/20)(a)(b)	4,120	2,885,471
9.88%, 04/01/22 (Call 04/01/20)(a)(b)	3,625	2,538,309
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(b)	4,352	3,674,856
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	5,993	5,767,439
SESI LLC
7.13%, 12/15/21 (Call 03/02/20)(a)	5,987	5,229,036
7.75%, 09/15/24 (Call 09/15/20)	3,250	2,022,973
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(a)(b)	21,399	22,677,937

		55,062,041

Packaging & Containers — 3.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.25%, 09/15/22 (Call 02/11/20)(a)(b)	7,095	7,175,861
Ball Corp.
4.00%, 11/15/23	8,582	9,058,182
5.00%, 03/15/22(a)	5,597	5,911,831
Berry Global Inc.
5.13%, 07/15/23 (Call 03/02/20)	7,872	8,019,600
5.50%, 05/15/22 (Call 03/02/20)	5,105	5,142,889
6.00%, 10/15/22 (Call 03/02/20)	1,420	1,444,850
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(a)	7,646	8,048,297
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 03/02/20)(b)	6,050	6,057,563

Security	Par (000)	Value

Packaging & Containers (continued)
Graphic Packaging International LLC, 4.75%, 04/15/21 (Call 01/15/21)	$2,783	$2,837,929
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 04/15/20)(a)(b)	16,183	16,633,724
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(b)	6,280	6,502,744
5.88%, 08/15/23(a)(b)	7,946	8,522,164
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 03/02/20)(b)	12,213	12,457,742
5.75%, 10/15/20 (Call 03/02/20)	16,947	16,969,665
7.00%, 07/15/24 (Call 03/02/20)(b)	9,500	9,768,375
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(b)	4,877	5,132,832
5.13%, 12/01/24 (Call 09/01/24)(b)	4,826	5,206,500
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	5,248	5,590,350

		140,481,098

Pharmaceuticals — 2.9%
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 03/02/20)(b)	2,872	2,877,684
5.88%, 05/15/23 (Call 03/02/20)(a)(b)	1,571	1,584,746
6.50%, 03/15/22 (Call 03/02/20)(b)	9,021	9,210,982
7.00%, 03/15/24 (Call 03/15/20)(b)	15,701	16,309,414
Elanco Animal Health Inc.
3.91%, 08/27/21	2,966	3,048,643
4.27%, 08/28/23 (Call 07/28/23)(a)	7,818	8,326,873
Endo Dac/Endo Finance LLC/Endo Finco Inc., 6.00%, 07/15/23 (Call 03/02/20)(b)	15,010	11,492,031
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 4.88%, 04/15/20 (Call 03/02/20)(a)(b)	4,630	3,691,373
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20	5,250	5,239,153
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	22,557	22,196,088
2.80%, 07/21/23(a)	30,439	28,393,609
6.00%, 04/15/24 (Call 01/15/24)	12,022	12,220,964
7.13%, 01/31/25 (Call 10/31/24)(a)(b)	9,600	10,094,990

		134,686,550

Pipelines — 3.1%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 03/02/20)(b)	5,257	5,243,858
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24 (Call 02/18/20)(a)	6,976	6,177,248
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 03/02/20)(a)(b)	9,761	9,553,579
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	5,390	5,457,375
4.88%, 02/01/21 (Call 11/01/20)(a)	5,600	5,684,000
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	2,500	2,895,313
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (Call 02/18/20)(a)	8,330	8,406,220
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	6,766	6,941,578
4.75%, 09/30/21 (Call 06/30/21)(a)(b)	5,302	5,435,716
4.95%, 04/01/22 (Call 01/01/22)(a)	4,149	4,305,190
5.35%, 03/15/20(a)(b)	4,923	4,933,437
EnLink Midstream Partners LP, 4.40%, 04/01/24 (Call 01/01/24)	6,258	5,966,636

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 03/02/20)(a)	$4,135	$4,029,690
6.00%, 05/15/23 (Call 03/02/20)(a)	4,899	4,923,786
6.75%, 08/01/22 (Call 02/16/20)	5,622	5,727,014
Holly Energy Partners LP/Holly Energy Finance Corp., 6.00%, 08/01/24 (Call 02/05/20)(b)	2,728	2,850,459
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21 (Call 03/02/20)	4,525	4,166,026
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 03/02/20)	6,993	6,990,902
NGPL PipeCo LLC, 4.38%, 08/15/22 (Call 05/15/22)(a)(b)	2,500	2,597,714
NuStar Logistics LP, 4.80%, 09/01/20(a)	5,850	5,903,625
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 03/02/20)	6,477	6,647,117
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(b)	5,318	5,331,760
5.50%, 09/15/24 (Call 03/02/20)(b)	8,690	8,784,587
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 03/02/20)	7,134	7,205,340
5.25%, 05/01/23 (Call 03/02/20)	4,234	4,276,702
6.75%, 03/15/24 (Call 03/02/20)	4,704	4,868,682

		145,303,554

Real Estate — 0.7%
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 03/02/20)	11,256	11,523,606
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	6,566	7,192,626
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	4,936	4,936,000
5.25%, 12/01/21 (Call 03/02/20)(b)	7,070	7,128,124

		30,780,356

Real Estate Investment Trusts — 2.7%
CBL & Associates LP, 5.25%, 12/01/23 (Call 09/01/23)(a)	2,894	1,754,227
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24 (Call 07/15/21)(a)(b)	6,270	6,599,175
Iron Mountain Inc.
4.38%, 06/01/21 (Call 02/11/20)(a)(b)	4,243	4,269,322
5.75%, 08/15/24 (Call 02/11/20)(a)	3,098	3,127,270
6.00%, 08/15/23 (Call 02/11/20)	3,733	3,813,627
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	3,875	3,894,375
4.75%, 10/01/24 (Call 07/01/24)(a)	5,567	5,809,671
5.25%, 09/15/22 (Call 03/02/20)	3,008	3,079,440
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/22 (Call 09/15/21)(a)(b)	6,259	6,462,906
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)	12,043	13,113,803
MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 03/01/24 (Call 03/02/20)	5,123	5,284,810
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 03/02/20)(a)	3,442	3,506,538
SBA Communications Corp.
4.00%, 10/01/22 (Call 03/02/20)	7,692	7,826,610
4.88%, 07/15/22 (Call 02/20/20)	6,287	6,366,845
4.88%, 09/01/24 (Call 03/02/20)	12,102	12,510,442
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)(a)	4,474	4,491,477
5.00%, 12/15/21 (Call 09/15/21)	8,003	8,193,071

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 03/02/20)(a)(b)	$3,750	$2,971,875
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 03/02/20)(b)	3,379	3,238,848
8.25%, 10/15/23 (Call 03/02/20)(a)	7,486	6,077,696
VICI Properties 1 LLC/VICI FC Inc., 8.00%, 10/15/23 (Call 02/20/20)	4,292	4,635,314
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25 (Call 02/15/22)(b)	2,895	2,939,120
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(a)	7,956	7,080,840

		127,047,302

Retail — 3.9%
1011778 BC ULC/New Red Finance Inc., 4.25%, 05/15/24 (Call 05/15/20)(a)(b)	13,456	13,747,838
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	3,546	3,740,144
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(a)(b)	7,143	7,482,292
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 03/02/20)(a)(b)	5,236	5,296,132
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 03/02/20)(a)	2,435	2,114,971
6.75%, 01/15/22 (Call 03/02/20)(a)	2,391	2,032,350
6.75%, 06/15/23 (Call 02/18/20)(a)	2,680	2,271,300
GameStop Corp., 6.75%, 03/15/21 (Call 03/02/20)(a)(b)	3,014	2,930,941
Golden Nugget Inc., 6.75%, 10/15/24 (Call 03/02/20)(b)	14,895	15,290,143
Group 1 Automotive Inc., 5.00%, 06/01/22 (Call 03/02/20)(a)	4,576	4,606,901
Guitar Center Inc., 9.50%, 10/15/21 (Call 03/02/20)(b)	7,304	7,218,498
JC Penney Corp. Inc., 5.88%, 07/01/23 (Call 03/02/20)(b)	3,579	3,111,680
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24 (Call 03/02/20)(a)(b)	9,283	9,546,985
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(a)(b)	4,668	4,926,490
L Brands Inc.
5.63%, 02/15/22	10,244	10,800,044
5.63%, 10/15/23(a)	5,908	6,432,335
6.63%, 04/01/21	2,965	3,109,544
Party City Holdings Inc., 6.13%, 08/15/23 (Call 03/02/20)(a)(b)	3,948	3,394,509
Penske Automotive Group Inc., 5.75%, 10/01/22 (Call 03/02/20)(a)	3,986	4,037,818
PetSmart Inc., 7.13%, 03/15/23 (Call 03/02/20)(b)	20,469	20,276,080
QVC Inc.
4.38%, 03/15/23	8,059	8,348,217
4.85%, 04/01/24	6,815	7,157,981
5.13%, 07/02/22	5,285	5,575,656
Reliance Intermediate Holdings LP, 6.50%, 04/01/23 (Call 03/02/20)(b)	2,744	2,793,473
Rite Aid Corp., 6.13%, 04/01/23 (Call 03/02/20)(a)(b)	12,908	11,681,740
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 03/02/20)	6,507	6,647,892
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)(a)	2,494	2,546,426
3.88%, 11/01/20 (Call 08/01/20)	2,428	2,444,510

		179,562,890

Software — 2.1%
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)(a)	5,816	6,325,867

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.00%, 11/30/24 (Call 03/02/20)(b)	$2,254	$2,427,826
Infor U.S. Inc., 6.50%, 05/15/22 (Call 02/18/20)	13,657	13,756,673
Informatica LLC, 7.13%, 07/15/23 (Call 02/18/20)(a)(b)	7,865	7,963,264
Marble II Pte Ltd., 5.30%, 06/20/22 (Call 06/20/20)(b)	4,800	4,873,029
Open Text Corp., 5.63%, 01/15/23 (Call 03/02/20)(b)	5,893	5,959,296
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(b)	1,880	1,896,450
6.00%, 05/15/24 (Call 03/02/20)(a)	3,232	3,360,357
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 03/02/20)(a)(b)	12,689	12,567,786
RP Crown Parent LLC, 7.38%, 10/15/24 (Call 03/02/20)(a)(b)	1,458	1,510,549
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/02/20)(a)(b)	16,057	16,996,334
Sophia LP/Sophia Finance Inc., 9.00%, 09/30/23 (Call 03/02/20)(b)	2,340	2,402,248
TIBCO Software Inc., 11.38%, 12/01/21 (Call 03/02/20)(a)(b)	6,665	6,889,027
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/11/20)(b)	4,066	4,035,505
10.50%, 02/01/24 (Call 02/11/20)(a)(b)	7,537	6,910,729

		97,874,940

Storage & Warehousing — 0.1%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 03/02/20)(a)(b)	2,972	3,017,970

Telecommunications — 9.3%
CenturyLink Inc.
Series S, 6.45%, 06/15/21(a)	13,756	14,436,922
Series T, 5.80%, 03/15/22(a)	15,450	16,280,377
Series V, 5.63%, 04/01/20(a)	8,390	8,427,759
Series W, 6.75%, 12/01/23	5,950	6,612,698
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(a)	11,190	12,644,700
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 03/02/20)(a)(b)	7,409	7,763,478
CommScope Inc.
5.00%, 06/15/21 (Call 02/11/20)(b)	567	567,000
5.50%, 03/01/24 (Call 03/01/21)(b)	13,793	14,185,603
5.50%, 06/15/24 (Call 02/11/20)(b)	7,467	7,392,330
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 03/02/20)(a)	5,621	5,361,029
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/20)(a)(b)	4,287	4,575,515
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)(b)	10,427	11,209,442
GTT Communications Inc., 7.88%, 12/31/24 (Call 03/02/20)(b)	5,800	4,524,000
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 06/01/20)(b)	5,450	5,463,625
Hughes Satellite Systems Corp., 7.63%, 06/15/21	7,024	7,484,950
Inmarsat Finance PLC, 4.88%, 05/15/22 (Call 02/12/20)(b)	7,952	8,043,448
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 03/02/20)	20,022	16,041,292
8.00%, 02/15/24 (Call 03/02/20)(b)	10,560	10,824,000
8.50%, 10/15/24 (Call 10/15/20)(a)(b)	29,284	24,525,350
9.50%, 09/30/22(b)	6,573	7,455,425
Iridium Communications Inc., 10.25%, 04/15/23 (Call 02/13/20)(a)(b)	3,170	3,381,652
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 03/02/20)	7,317	7,351,310
5.38%, 08/15/22 (Call 03/02/20)	5,463	5,484,852

Security	Par/ Shares (000)	Value

Telecommunications (continued)
5.38%, 01/15/24 (Call 03/02/20)	$9,242	$9,380,630
5.63%, 02/01/23 (Call 03/02/20)	3,519	3,528,864
Metropolitan Light Co. Ltd., 5.50%, 11/21/22 (Call 11/21/20)(b)	3,263	3,365,570
Nokia OYJ, 3.38%, 06/12/22	4,012	4,072,180
Plantronics Inc., 5.50%, 05/31/23 (Call 03/02/20)(a)(b)	5,934	5,727,423
Qwest Corp., 6.75%, 12/01/21(a)	10,345	11,069,150
Sprint Communications Inc.
6.00%, 11/15/22	20,827	21,496,676
7.00%, 03/01/20(b)	6,536	6,556,262
7.00%, 08/15/20	11,550	11,746,208
11.50%, 11/15/21	6,948	7,790,445
Sprint Corp.
7.13%, 06/15/24(a)	22,198	22,947,182
7.25%, 09/15/21	18,387	19,258,888
7.88%, 09/15/23(a)	36,147	38,402,211
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	15,798	17,219,820
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(a)	7,230	7,513,615
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	3,542	3,641,716
6.00%, 03/01/23 (Call 02/11/20)	10,412	10,601,082
6.00%, 04/15/24 (Call 02/11/20)	8,085	8,332,382
6.50%, 01/15/24 (Call 02/11/20)	7,859	8,071,223

		430,758,284

Transportation — 0.9%
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 03/02/20)(a)(b)	4,791	4,664,901
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 03/03/20)(b)	500	267,219
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/20)(a)(b)	7,689	7,845,183
Watco Companies LLC/Watco Finance Corp., 6.38%, 04/01/23 (Call 03/02/20)(b)	5,245	5,329,248
XPO Logistics Inc.
6.13%, 09/01/23 (Call 03/02/20)(b)	4,801	4,944,730
6.50%, 06/15/22 (Call 03/02/20)(b)	7,623	7,753,945
6.75%, 08/15/24 (Call 08/15/21)(b)	11,324	12,231,165

		43,036,391

Trucking & Leasing — 0.2%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 03/15/20)(a)(b)	7,788	8,046,960

Total Corporate Bonds & Notes — 94.7% (Cost: $4,373,345,189)		4,383,113,399

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)(d)	9	0	(e)

Total Warrants — 0.0% (Cost $0)		0	(e)

Short-Term Investments

Commercial Paper — 2.1%
BAT International Finance PLC 1.75%, 02/14/20(f)	10,000	9,993,218
Broadcom Inc. 2.63%, 02/06/20(f)	17,500	17,492,326

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Commercial Paper (continued)
NextEra Energy Capital Holdings Inc. 1.80%, 03/30/20(f)	17,500	$17,448,404
Thomson Reuters Corp. 1.79%, 02/05/20(f)	17,500	17,495,649
ViacomCBS Inc. 1.77%, 02/25/20(f)	17,500	17,478,490
WEC Energy Group Inc. 1.76%, 02/21/20(f)	17,500	17,482,013

		97,390,100

Money Market Funds — 13.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(g)(h)(i)	500,469	500,769,159
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(g)(h)	111,565	111,565,000

		612,334,159

Total Short-Term Investments — 15.4% (Cost: $709,483,097)		709,724,259

Total Investments in Securities — 110.1% (Cost: $5,082,828,286)		5,092,837,658

Other Assets, Less Liabilities — (10.1)%		(465,465,545)

Net Assets — 100.0%		$4,627,372,113

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Non-income producing security.
(e)	Rounds to less than $1.
(f)	Rates are discount rates or a range of discount rates at the time of purchase.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	516,680	(16,211)	500,469	$500,769,159	$1,034,234	(b)	$6,761		$35,819
BlackRock Cash Funds: Treasury, SL Agency Shares	152,413	(40,848)	111,565	111,565,000	472,748		—		—

				$612,334,159	$1,506,982		$6,761		$35,819

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$4,383,113,399		$—	$4,383,113,399
Warrants	—	0	(a)	—	0	(a)
Commercial Paper	—	97,390,100		—	97,390,100
Money Market Funds	612,334,159	—		—	612,334,159

	$612,334,159	$4,480,503,499		$—	$5,092,837,658

(a)	Rounds to less than $1.